Common Stock	12 Months Ended
Jun. 30, 2021
Common Stock Disclosure [Abstract]
Common Stock

Note 4 – Common Stock

On September 25, 2020, the Company completed an offering (“Offering”) of 3,000,000 shares of its common stock, $0.0001 par value per share, at an offering price of $5.00 per share (total net proceeds of approximately $12,800,000 after underwriting discounts, commissions, and other offering costs). In connection with the Offering, the Company has agreed to issue five (5) year warrants to the placement agent to purchase five (5%) of the common shares sold for an exercise price equal to $6.00. Total warrants of 150,000 were issued to the underwriter on September 29, 2020.

The Company measures the warrants using the Black-Scholes Model (“BSM”) to estimate their fair value. The fair value of the warrants issued in connection with the Offering was approximately $249,000 based on the following inputs and assumptions using the BSM: (i) expected stock price volatility of 45.00%; (ii) risk-free interest rate of .14%; and (iii) expected life of the warrants of 5 years. The warrants are included within issuance of common stock in the Statement of Stockholders’ Equity

In connection with the Offering, the Company converted its outstanding convertible notes payable into 1,127,872 shares of its common stock (Note 7).

Additionally, in connection with the Offering, the Company cancelled 126,532 warrants previously issued to nonemployees in exchange for professional services to meet certain offering listing requirements, of which 6,665 were replaced and deemed vested in full. As a result, the Company recorded approximately $15,000 of additional warrant expense, which was recorded as additional paid-in-capital.

On November 3, 2020 and December 14, 2020, the Company issued 69,709 shares of its common stock totaling approximately $290,000 and 106,383 shares of its common stock totaling approximately $500,000 in value, respectively, to various consulting firms in exchange for strategic investor relations services. These shares vested immediately upon issuance. In June 2021, the Company issued an additional 39,437 shares of its common stock totaling approximately $220,000 to a consulting firm for strategic investor relations services. These shares vested immediately upon issuance.

During 2021, warrant holders exercised 834,544 warrants on a cashless basis and received 488,728 shares of common stock.